Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 97,218	$ 1,288	₨ 90,031	₨ 80,081
Weighted average number of equity shares outstanding	5,833,384,018	5,833,384,018	6,007,376,837	6,333,391,200
Basic earnings per share | (per share)	₨ 16.67	$ 0.22	₨ 14.99	₨ 12.64